VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Banks: 18.1%
378,067	Bank Hapoalim BM * #	$2,979,303
495,910	Bank Leumi Le-Israel BM #	3,531,251
17,510	First International Bank of Israel Ltd. #	466,166
389,028	Israel Discount Bank Ltd. #	1,710,073
45,038	Mizrahi Tefahot Bank Ltd. #	1,119,268
6,259	Union Bank of Israel * #	28,632
		9,834,693
Capital Goods: 5.1%
8,272	Arotech Corp. *	24,320
7,531	Caesarstone Sdot-Yam Ltd. (USD)	125,090
7,649	Discount Investment Corp. † #	12,104
7,924	Elbit Systems Ltd. #	1,315,718
3,184	Elco Holdings Ltd. #	90,369
564	Electra Ltd. #	179,060
1,954	Ham-Let Israel-Canada Ltd. * #	34,817
17,909	Inrom Construction Industries Ltd. #	71,276
11,313	Kornit Digital Ltd. (USD) *	348,214
1,019	Plasson Industries Ltd. #	46,219
8,798	RADA Electronic Industries Ltd. (USD) * †	41,878
2,052	Scope Metals Group Ltd. #	47,863
38,310	Shapir Engineering and Industry Ltd. #	192,522
67,055	Shikun & Binui Ltd. #	255,699
		2,785,149
Commercial & Professional Services: 0.3%
1,672	Danel Adir Yeoshua Ltd. #	113,717
1,856	Pointer Telocation Ltd. (USD) *	27,914
		141,631
Consumer Durables & Apparel: 0.6%
2,946	Delta-Galil Industries Ltd. #	73,509
3,499	Electra Consumer Products Ltd. #	59,272
2,303	Fox Wizel Ltd. #	81,948
14,175	Maytronics Ltd. #	120,671
		335,400
Consumer Services: 0.8%
115,106	888 Holdings Plc	218,583
1,354	Fattal Holdings Ltd. #	205,666
		424,249
Diversified Financials: 0.6%
33,711	Plus500 Ltd. (GBP)	317,049
Energy: 2.4%
1,486	Delek Group Ltd. #	172,624
17,699	Energean Oil & Gas Plc * #	204,116
11,816	Naphtha Israel Petroleum Corp. Ltd. #	65,790
556,616	Oil Refineries Ltd. * #	294,211
3,418	Paz Oil Co. Ltd. #	501,064
23,156	Tamar Petroleum Ltd. Reg S 144A † #	59,062
		1,296,867
Food & Staples Retailing: 1.0%
2,463	Rami Levi Chain Stores Hashikma Marketing Ltd. #	139,599
57,812	Shufersal Ltd. #	422,611
		562,210
Food, Beverage & Tobacco: 1.0%
16,539	Strauss Group Ltd. #	520,465
Health Care Equipment & Services: 3.8%
5,870	Brainsway Ltd. * † #	28,235
13,175	Intercure Ltd. * #	19,878
23,295	Mediterranean Towers Ltd. #	61,704
26,090	Novocure Ltd. (USD) *	1,951,010
		2,060,827
Insurance: 2.2%
13,771	Clal Insurance Enterprises Holdings Ltd. * #	208,704
3,718	Direct Insurance Financial #	43,728
36,545	Harel Insurance Investments & Financial Services Ltd. #	319,028
2,577	IDI Insurance Co. Ltd. #	99,345
7,633	Menorah Mivtachim Holdings Ltd. #	115,456
109,620	Migdal Insurance & Financial Holdings Ltd. #	116,888
49,750	Phoenix Holdings Ltd. #	316,186
		1,219,335
Materials: 2.8%
901	Hadera Paper Ltd. #	41,733
237,657	Israel Chemicals Ltd. #	1,189,126
1,254	Israel Corp. Ltd. * #	284,212
		1,515,071
Media & Entertainment: 0.3%
56,172	Taptica international Ltd. (GBP)	93,448
64,499	XLMedia Plc	48,484
		141,932
Pharmaceuticals, Biotechnology: 6.0%
3,693	BioLine RX Ltd. (ADR) *	9,750
19,158	Compugen Ltd. (USD) * †	81,038
17,783	Foamix Pharmaceuticals Ltd. (USD) * †	54,060
5,423	Galmed Pharmaceuticals Ltd. (USD) * †	25,922
9,287	Intec Pharma Ltd. (USD) *	6,769
8,821	Kamada Ltd. * #	45,472
4,602	Pluristem Therapeutics, Inc. (USD) * †	17,304
9,455	Redhill Biopharma Ltd. (ADR) *	66,563
3,249	Taro Pharmaceutical Industries Ltd. (USD)	245,137
373,696	Teva Pharmaceutical Industries Ltd. * #	2,585,014
5,832	UroGen Pharma Ltd. * †	138,977
		3,276,006
Real Estate: 8.5%
2,052	A.D.O Group Ltd. * #	56,280
6,264	Africa Israel Properties Ltd. * #	218,626
24,323	Airport City Ltd. * #	473,999
37,749	Alony Hetz Properties & Investments Ltd. #	553,988
49,853	Amot Investments Ltd. #	369,827
11,136	Ashtrom Properties Ltd. #	71,248
12,359	Azrieli Group Ltd. #	974,054
344	Bayside Land Corp. #	219,859
1,646	Big Shopping Centers Ltd. #	150,162
1,650	Blue Square Real Estate Ltd. #	78,592
1,477	Brack Capital Properties NV (ILS) *	169,933
19,521	Gazit-Globe Ltd. #	197,223
46,615	Industrial Buildings Corp. * #	107,569
68,083	Jerusalem Economy Ltd. * #	301,936
5,336	Mega Or Holdings Ltd. #	114,537
5,317	Melisron Ltd. #	344,797
681	Property & Building Corp. #	70,234
10,560	Summit Real Estate Holdings Ltd. #	125,176
		4,598,040
Retailing: 0.1%
12,238	Delek Automotive Systems Ltd. #	49,130
Semiconductor: 8.1%
6,691	Camtek Ltd. (USD)	62,762
7,152	Ceva, Inc. *	213,559
7,099	DSP Group, Inc. *	99,989
16,854	Mellanox Technologies Ltd. (USD) *	1,847,030
8,283	Nova Measuring Instruments Ltd. * #	267,086
15,054	SolarEdge Technologies, Inc. (USD) * †	1,260,321
31,991	Tower Semiconductor Ltd. (USD) *	615,507
		4,366,254
Software & Services: 31.8%
10,944	Allot Communications Ltd. (USD) *	88,209
47,255	Amdocs Ltd.	3,124,028
40,823	Check Point Software Technologies Ltd. (USD) *	4,470,118
12,668	CyberArk Software Ltd. (USD) *	1,264,520
11,861	ForeScout Technologies, Inc. *	449,769
2,357	Formula Systems Ltd. #	149,735
4,890	Hilan Ltd. #	199,368
20,900	LivePerson, Inc. *	746,130
8,140	Magic Software Enterprises Ltd. (USD)	74,807
10,903	Matrix IT Ltd. #	185,547
20,672	NICE Systems Ltd. * #	2,979,815
8,696	Sapiens International Corp. NV (USD)	170,789
10,048	Varonis Systems, Inc. *	600,669
21,889	Verint Systems, Inc. *	936,411
15,442	Wix.com Ltd. (USD) *	1,802,699
		17,242,614
Technology Hardware & Equipment: 2.4%
6,574	AudioCodes Ltd. (USD)	124,314
111,111	BATM Advanced Communications (GBP) * #	56,639
20,964	Ceragon Networks Ltd. (USD) *	56,393
8,431	Gilat Satellite Networks Ltd. #	71,680
6,644	Ituran Location and Control Ltd. (USD)	164,705
3,860	RADCOM Ltd. (USD) *	35,319
13,429	Radware Ltd. (USD) *	325,788
2,087	Silicom Ltd. (USD) *	65,949
17,735	Stratasys Ltd. *	377,844
38,983	Suny Cellular Communication Ltd. * #	17,888
		1,296,519
Telecommunication Services: 1.2%
675,343	Bezeq The Israeli Telecommunication Corp. Ltd. #	447,934
17,055	Cellcom Israel Ltd. * #	47,910
30,081	Partner Communications Co. Ltd. * #	146,484
		642,328
Transportation: 0.1%
97,520	El Al Israel Airlines *	28,450
Utilities: 2.8%
47,742	Energix-Renewable Energies Ltd. * #	115,030
163,020	Enlight Renewable Energy Ltd. * † #	176,400
6,056	Kenon Holdings Ltd. (ILS) #	120,663
15,238	Ormat Technologies, Inc.	1,132,031
		1,544,124
Total Common Stocks (Cost: $46,154,619)		54,198,343

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.6% (Cost: $322,714)
Repurchase Agreement: 0.6%
$322,714	Repurchase agreement dated 9/30/19 with Nomura Securities International, Inc., 2.35%, due 10/1/19, proceeds $322,735; (collateralized by various U.S. government and agency obligations, 0.00% to 2.88%, due 5/15/20 to 5/15/49, valued at $329,168 including accrued interest)	322,714
Total Investments: 100.6% (Cost: $46,477,333)		54,521,057
Liabilities in excess of other assets: (0.6)%		(325,018)
NET ASSETS: 100.0%		$54,196,039

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
ILS	New Israeli Shekel
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $302,938.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $30,048,790 which represents 55.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $59,062, or 0.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	1.4%	$784,260
Consumer Discretionary	1.5	808,779
Consumer Staples	2.0	1,082,675
Energy	2.4	1,296,867
Financials	21.0	11,371,077
Health Care	9.8	5,336,833
Industrials	5.5	2,955,230
Information Technology	42.3	22,905,387
Materials	2.8	1,515,071
Real Estate	8.5	4,598,040
Utilities	2.8	1,544,124
	100.0%	$54,198,343